Deposits	12 Months Ended
Dec. 31, 2017
Banking And Thrift [Abstract]
Deposits

Note 9 - Deposits

The composition of deposits at December 31, 2017 and 2016 is as follows:

	2017		2016
	Amount	Percentage of Total	Amount	Percentage of Total
	(dollars in thousands)
Demand noninterest-bearing	$113,762	22%	$103,138	21%
Interest checking and money market	289,953	57%	272,968	56%
Savings	45,698	8%	42,452	9%
Time deposits $250,000 and over	7,933	2%	7,472	2%
Other time deposits	55,282	11%	59,689	12%
Total	$512,628	100%	$485,719	100%

The maturities of fixed-rate time deposits at December 31, 2017 are reflected in the table below:

	Time Deposits	Other
Year ending December 31,	$250,000 and Over	Time Deposits
	(dollars in thousands)
2018	4,400	32,625
2019	375	6,392
2020	1,210	6,494
2021	1,276	7,253
2022	672	2,518
Thereafter	—	—
Total	$7,933	$55,282